Note 17 - Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	Years Ended December 31,
	2022	2021
	A$	A$
Numerator:
Net loss	(26,854,552)	(10,506,935)

Denominator:
Weighted-average basic and diluted shares	198,724,910	177,714,201

Basic and diluted loss per share	(0.14)	(0.06)